ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2025
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of March 31,
	2024	2025	2025
	HKD	HKD	USD

Accounts receivable – third parties	$2,591,154	$2,546,327	$326,452
Less: allowance for expected credit losses	(1,080,870)	(682,489)	(87,499)

Accounts receivable, net	$1,510,284	$1,863,838	$238,953

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

The following table presents the activities in the allowance for expected credit losses:

	Years ended March 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	USD

Balance at April 1,	$297,107	$855,652	$1,080,870	$138,573

Written-off	-	-	(499,756)	(64,071)
Allowance for expected credit losses	558,069	225,347	101,712	13,040
Exchange translation difference	476	(129)	(338)	(43)

Balance at March 31,	$855,652	$1,080,870	$682,489	$87,499